INVESTMENTS - Additional Information (Details) $ in Millions									1 Months Ended																		2 Months Ended	7 Months Ended		12 Months Ended
	Sep. 23, 2025 shares	Jul. 30, 2025 CNY (¥)	Jul. 30, 2025 USD ($)	Jul. 01, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 31, 2024 USD ($)	Nov. 13, 2023 shares	Jul. 21, 2021 shares	Nov. 30, 2025 CNY (¥)	Nov. 30, 2025 USD ($) shares	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Nov. 30, 2024 shares	Jun. 30, 2024 USD ($) shares	May 31, 2024 USD ($) shares	Aug. 31, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Nov. 30, 2020 USD ($) shares	May 31, 2020 USD ($) shares	Jun. 30, 2019 shares	Jan. 31, 2018 CNY (¥)	Feb. 28, 2014 CNY (¥)	Feb. 28, 2013 CNY (¥)	Aug. 31, 2022 shares	Jul. 31, 2025 CNY (¥)	Jul. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2025 USD ($) shares	Jul. 01, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) shares	May 31, 2024 CNY (¥) shares	May 31, 2024 USD ($) shares	May 05, 2024 USD ($)	Mar. 31, 2024	Jul. 31, 2022 USD ($) shares	Apr. 30, 2022 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 CAD ($)	Mar. 31, 2021 CNY (¥)	Feb. 29, 2020	Apr. 30, 2019 USD ($)	Dec. 31, 2014 USD ($)
INVESTMENTS
Amount of investment agreed | ¥																								¥ 3,571,429,000,000
(Impairment) gain on other investments												$ 9,300,000																		¥ 65,000,000		¥ 0		¥ 0
Gain on disposal of equity investment and available-for-sale investments																															$ 0	(7,704)		1,666,000
Changes in fair value on other investments																														300,000	40,000	7,160,000		(3,490,000)
Percentage of debentures acquired																								29.00%
Payment for equity fund investment | ¥																																10,641,000
Debenture, interest rate																								29.00%
Impairment on equity investments																								¥ 1,300,000						41,629,000	6,000,000	0		0
Income (Loss) from Equity Method Investments																														(600,000)	(82,000)	(1,122,000)		0
Call option assets | ¥																														¥ 0		15,843,000
Put option liabilities | ¥																																1,923,000
Loss from derecognition | $																															$ (1,000,000)
Gain on disposal of investment in equity investee and available-for-sales investment | ¥																																(8,000)		1,666,000
Class A ordinary shares
INVESTMENTS
Issuance of ordinary shares for equity financing (in shares)	65,934,000						150,000,000
Class B ordinary shares
INVESTMENTS
Issuance of ordinary shares for equity financing (in shares)													50,000,000
American Depositary Shares
INVESTMENTS
Issuance of ordinary shares for equity financing (in shares)	219,780						500,000
Comtec
INVESTMENTS
Issuance of ordinary shares for equity financing (in shares)																							3,444,882
Percentage of equity interest acquired																							9.90%
Skychain Technologies Inc. ("Skychain")
INVESTMENTS
Amount of investment agreed																				¥ 10,600,000																														$ 4
Percentage of debentures acquired																				15.11%
Investments for Debentures																				¥ 10,600,000																													$ 1,500,000
Renewal term of debenture																				12 months
Debenture, interest rate																				1.00%
Impairment on equity investments | ¥																				¥ 1,700,000
Impairment loss | ¥																		¥ 4,300,000																	¥ 15,300,000
Percentage of equity interest																														15.11%	15.11%
Nanyang Herbs
INVESTMENTS
Percentage of shares acquired																														50.00%								50.00%														50.00%
Investments accounted for under cost method | ¥																		3,300,000																		¥ 3,300,000	¥ 3,300,000
Principal Investment Gain (Loss) | ¥																																				3,300,000	¥ 3,300,000
Nanyang Biologics Pte Ltd
INVESTMENTS
Investment converted into shares																														220,500								220,500
Percentage of equity interest																														14.54%	14.54%
Beijing Weiming Naonao Technology Co. Ltd
INVESTMENTS
Percentage of shares acquired																						30.00%							30.00%																21.6969%
Impairment loss		¥ 41,600,000	$ 6,000,000
Investments accounted for under cost method | ¥																																58,474,000
Percentage of equity interest		8.30%	8.30%																											8.30%	8.30%
Income (Loss) from Equity Method Investments																												¥ 600,000	$ 80,000.00			600,000
Call option assets					$ 1,000,000																																		¥ 0
Derivative assets | $				$ (1,000,000)	(1,100,000)
Put option liabilities					200,000																																		¥ 0
Derivative liabilities | $				(200,000)	(40,000.00)
Loss from derecognition | $				$ 800,000
Gain (loss) on fair value of derivative | $					$ 1,000,000
Shares equivalent to Class A ordinary shares																													238,725,975
Fair value price of shares | $																													$ 300,000
Percentage Of Equity Method Ownership Interest Returned																													21.70%
Dragonfly Ventures II, L.P. ("Dragonfly")
INVESTMENTS
Impairment loss | $																															$ 0		$ 0
Cost method investments																														¥ 19,520,000		19,520,000						$ 2,791,000
Investments accounted for under cost method | ¥																		19,500,000																		19,500,000
Percentage of equity interest																														1.19%	1.19%
Redblock Inc. ("Redblock")
INVESTMENTS
Impairment loss | $																															$ 0		$ 0
Cost method investments																														¥ 1,943,000		1,943,000						278,000
Investments accounted for under cost method | ¥																																																¥ 1,900,000
Percentage of equity interest																														1.00%	1.00%
SMI Vantage("SMI")
INVESTMENTS
Amount invested | ¥																																															¥ 2,100,000
Investment gain (loss)																														¥ 30,000.00	$ 4,386,000	6,700,000		¥ 4,000,000
Impairment loss of SMI											¥ 600,000	$ 90,000.00
Number of shares sold																														90,000	90,000			17,600,000
Common Stock, Value, Subscriptions | ¥																				¥ 1,600,000
Share exercised options paid | ¥																			¥ 4,900,000
Gain on investment | ¥																																7,704,000		¥ 1,700,000
Hangzhou Lianfang Technology Co., Ltd. ("Hangzhou Lianfang")
INVESTMENTS
Impairment loss | ¥																																			2,000,000
Investments accounted for under cost method | ¥																			¥ 2,000,000
Percentage of equity interest																			4.00%											4.00%	4.00%
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent")
INVESTMENTS
Cost method investments | ¥																																1,000
Investments accounted for under cost method | $																					$ 5,000,000																																$ 5,000,000
Shares acquisition after merger								423,053																						423,053	423,053
Gain on investment | ¥																														¥ 37,700,000						14,300,000
Lock-up period								6 months
Investment recognition recorded | $																					$ 0
Recognized a loss on change in investment																														¥ 463,000	$ 66,000,000	7,864,000,000		800,000		23,400,000
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent") | Class B ordinary shares
INVESTMENTS
Issuance of ordinary shares for equity financing (in shares)																					2,994,011
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang")
INVESTMENTS
Threshold percentage of equity interest to be held for remaining lock-up shares to be released																																								51.00%	51.00%
Equivalent to shares										157,100,240
Shares returned										15.67%
Impairment loss									¥ 58,800,000	$ 8,400,000
Cost method investments | ¥																																60,698,000								¥ 60,700,000
Percentage of equity interest									3.33%	3.33%				19.00%																3.33%	3.33%
Fair value price of shares | $										$ 300,000
Cash paid for acquire cost method investments | $														$ 1,500,000
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS
Threshold market capitalization | $																																									$ 200,000,000
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS
Threshold market capitalization | $																																									500,000,000
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS
Threshold market capitalization | $																																									$ 1,000,000,000
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | Class A ordinary shares
INVESTMENTS
Number of shares issued to acquire cost method investments														284,465,400
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | Class A ordinary shares | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS
Number of shares to be released from lock-up																																								24,533,700	24,533,700
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | Class A ordinary shares | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS
Number of shares to be released from lock-up																																								9,813,600	9,813,600
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | Class A ordinary shares | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS
Number of shares to be released from lock-up																																								4,906,800	4,906,800
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | American Depositary Shares
INVESTMENTS
Number of shares issued to acquire cost method investments														948,218
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | American Depositary Shares | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS
Number of shares to be released from lock-up																																								81,779	81,779
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | American Depositary Shares | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS
Number of shares to be released from lock-up																																								32,712	32,712
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang") | American Depositary Shares | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS
Number of shares to be released from lock-up																																								16,356	16,356
Zte9 Network Technology Co. Ltd. Wuxi
INVESTMENTS
Percentage of shares acquired																									30.15%	51.50%
Percentage of equity interest transferred																									10.00%	9.00%
Term of recourse provision																										3 years
Share-based awards vesting period																										3 years
Payment for equity fund investment | ¥																										¥ 5,200,000
Cost method investments | $																																																						$ 0
Percentage of equity interest																														5.00%	5.00%						5.00%
Proceeds from disposal of equity investee and available-for-sale investments | ¥																									¥ 12,500,000	¥ 900,000
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
INVESTMENTS
Percentage of equity interest																							9.90%							9.90%	9.90%
BeijingNaonao
INVESTMENTS
Amount invested | ¥																																										¥ 58,400,000
Percentage of shares acquired																																										21.70%	21.70%
Payment for equity fund investment | $						$ 1,500,000
Threshold percentage of equity interest to be held for remaining lock-up shares to be released																						51.00%
Impairment loss | ¥																																					¥ 3,000,000
Investments accounted for under cost method | ¥																																																			¥ 3,000,000
Percentage of equity interest																														9.09%	9.09%
BeijingNaonao | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS
Threshold market capitalization | $																						$ 200,000,000
BeijingNaonao | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS
Threshold market capitalization | $																						500,000,000
BeijingNaonao | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS
Threshold market capitalization | $																						$ 1,000,000,000
BeijingNaonao | Class A ordinary shares
INVESTMENTS
Shares issued to acquire equity method investments																						251,290,500
BeijingNaonao | Class A ordinary shares | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS
Number of shares to be released from lock-up																						4,737,000
BeijingNaonao | Class A ordinary shares | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS
Number of shares to be released from lock-up																						1,894,800
BeijingNaonao | Class A ordinary shares | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS
Number of shares to be released from lock-up																						947,400
BeijingNaonao | American Depositary Shares
INVESTMENTS
Shares issued to acquire equity method investments																						837,635
BeijingNaonao | American Depositary Shares | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS
Number of shares to be released from lock-up																						15,790
BeijingNaonao | American Depositary Shares | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS
Number of shares to be released from lock-up																						6,316
BeijingNaonao | American Depositary Shares | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS
Number of shares to be released from lock-up																						3,158
SIVA
INVESTMENTS
Impairment loss | ¥																																					¥ 10,000,000
Shanghai Ronglei Culture Communication Co., Ltd.
INVESTMENTS
Amount of investment agreed | ¥																		¥ 2,000,000																		¥ 2,000,000
Impairment loss																														¥ 5,000,000	$ 700,000
Cost method investments | ¥																																¥ 5,000,000
Percentage of equity interest																														12.92%	12.92%	12.92%	12.92%
Investment recognition recorded																														¥ 5,000,000	$ 700,000	¥ 5,000,000	$ 700,000		3,000,000
Nano Labs, Ltd. [Member]
INVESTMENTS
Investments accounted for under cost method																	¥ 20,200,000																													$ 3,000,000
Number of shares sold																											187,656
Gain on investment | ¥																¥ 700,000	¥ 15,200,000
Ordinary shares obtain																	260,642																													260,642
Recognized a loss on change in investment																														300,000	40,000.00	500,000		¥ 400,000
Gameway Pte.Ltd. [Member]
INVESTMENTS
Amount invested | ¥																																			¥ 600,000
Impairment loss																														¥ 600,000	$ 90,000.00
Cost method investments | ¥																																¥ 635,000
Percentage of equity interest																														1.25%	1.25%	1.25%	1.25%
Kuaijin
INVESTMENTS
Amount invested																																										¥ 67,400,000		$ 9,600,000
Threshold percentage of equity interest to be held for remaining lock-up shares to be released																																										51.00%	51.00%
Cost method investments																														¥ 67,360,000		¥ 67,360,000						9,632,000
Percentage of equity interest															15.00%															15.00%	15.00%
Cash paid for acquire cost method investments | $															$ 1,500,000
Kuaijin | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS
Threshold market capitalization | $																																											$ 200,000,000
Kuaijin | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS
Threshold market capitalization | $																																											500,000,000
Kuaijin | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS
Threshold market capitalization | $																																											$ 1,000,000,000
Kuaijin | Class A ordinary shares
INVESTMENTS
Number of shares issued to acquire cost method investments															318,448,800
Kuaijin | Class A ordinary shares | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS
Number of shares to be released from lock-up																																										20,940,900	20,940,900
Kuaijin | Class A ordinary shares | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS
Number of shares to be released from lock-up																																										8,376,300	8,376,300
Kuaijin | Class A ordinary shares | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS
Number of shares to be released from lock-up																																										4,188,300	4,188,300
Kuaijin | American Depositary Shares
INVESTMENTS
Number of shares issued to acquire cost method investments															1,061,496
Kuaijin | American Depositary Shares | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS
Number of shares to be released from lock-up																																										69,803	69,803
Kuaijin | American Depositary Shares | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS
Number of shares to be released from lock-up																																										27,921	27,921
Kuaijin | American Depositary Shares | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS
Number of shares to be released from lock-up																																										13,961	13,961
Shenma
INVESTMENTS
Amount invested | ¥																																										¥ 82,600,000
Cost method investments																														¥ 82,573,000		¥ 82,573,000						$ 11,808,000
Percentage of equity interest															19.00%															19.00%	19.00%
Cash paid for acquire cost method investments | $															$ 1,000,000
Shenma | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS
Threshold market capitalization | $																																											$ 200,000,000
Shenma | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS
Threshold market capitalization | $																																											500,000,000
Shenma | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS
Threshold market capitalization | $																																											$ 1,000,000,000
Shenma | Class A ordinary shares
INVESTMENTS
Number of shares issued to acquire cost method investments															417,880,500
Shenma | Class A ordinary shares | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS
Number of shares to be released from lock-up																																										33,938,400	33,938,400
Threshold value of qualified IPO with valuation | $																																											$ 200,000,000
Shenma | Class A ordinary shares | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS
Number of shares to be released from lock-up																																										13,575,300	13,575,300
Shenma | Class A ordinary shares | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS
Number of shares to be released from lock-up																																										6,787,800	6,787,800
Shenma | American Depositary Shares
INVESTMENTS
Number of shares issued to acquire cost method investments															1,392,935
Shenma | American Depositary Shares | Scenario, when the market capitalization reaches US$200 million
INVESTMENTS
Number of shares to be released from lock-up																																										113,128	113,128
Shenma | American Depositary Shares | Scenario, when the market capitalization reaches US$500 million
INVESTMENTS
Number of shares to be released from lock-up																																										45,251	45,251
Shenma | American Depositary Shares | Scenario, when the market capitalization reaches US$1 billion
INVESTMENTS
Number of shares to be released from lock-up																																										22,626	22,626